CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 292,965	$ 277,821	$ 236,460
Business tax and other sales tax	(6,223)	(7,197)	(5,955)
Net revenues	286,742	270,624	230,505
Cost of revenues	250,606	244,470	197,908
Gross profit	36,136	26,154	32,597
Operating expenses:
Selling and marketing (including share-based compensation of $2,424, $1,422 and $859 in 2010, 2011 and 2012, respectively)	17,995	18,238	18,112
General and administrative (including share-based compensation of $5,547, $3,192 and $2,643 in 2010, 2011 and 2012, respectively)	21,842	22,004	24,646
Impairment of intangible assets	9,583	656	1,000
Impairment of goodwill	20,611	1,003
Total operating expenses	70,031	41,901	43,758
Loss from operations	(33,895)	(15,747)	(11,161)
Interest income	1,355	1,242	694
Gain on remeasurement of fair value of cost and equity method investments (net)			919
Other income, net	2,770	1,848	940
Loss before income taxes and share of income on equity method investments	(29,770)	(12,657)	(8,608)
Income tax benefits (expense)	(2,493)	(266)	735
Loss before share of income on equity method investments	(32,263)	(12,923)	(7,873)
Share of income on equity method investments	22	243	290
Net loss	(32,241)	(12,680)	(7,583)
Less: Net income/(loss) attributable to noncontrolling interests	487	(3,084)	(2,666)
Net loss attributable to AirMedia Group Inc.'s shareholders	$ (32,728)	$ (9,596)	$ (4,917)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - basic	$ (0.26)	$ (0.07)	$ (0.04)
Net loss attributable to AirMedia Group Inc.'s shareholders per ordinary share - diluted	$ (0.26)	$ (0.07)	$ (0.04)
Weighted average shares used in calculating net loss per ordinary share - basic	124,269,245	129,537,955	131,252,115
Weighted average shares used in calculating net loss per ordinary share - diluted	124,269,245	129,537,955	131,252,115